UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-22037

Stone Harbor Investment Funds

(Exact name of registrant as specified in charter)

31 West 52nd Street, 16th Floor

New York, NY 10019

(Address of principal executive offices) (Zip code)

Adam J. Shapiro, Esq.

c/o Stone Harbor Investment Partners LP

31 West 52nd Street, 16th Floor

New York, NY 10019

(Name and address of agent for service)

With copies to:

Michael G. Doherty, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

Registrant’s telephone number, including area code: (866) 699-8125

Date of fiscal year end: May 31

Date of reporting period: July 1, 2020-June 30, 2021

Item 1. Proxy Voting Record

STONE HARBOR HIGH-YIELD BOND FUND

Fund Name	Company	Ticker	Cusip	Meeting Date	A brief identification of the matter voted on	Proposed by Issuer or Security Holder	Voted	Vote Cast	With or Against Management
Stone Harbor High Yield Fund	Oasis Petroleum	OAS	674215207	4/28/2021	1 - Election of Directors	Issuer	Yes	For	With
Stone Harbor High Yield Fund	Oasis Petroleum	OAS	674215207	4/28/2021	2 - Ratification of PWC as auditor	Issuer	Yes	For	With
Stone Harbor High Yield Fund	Oasis Petroleum	OAS	674215207	4/28/2021	3 - Vote to approve executive compensation	Issuer	Yes	For	With
Stone Harbor High Yield Fund	EURONAV NV	EURN	BE0003816338	5/20/2021	S1 - Approve board to acquire profit sharing in form of shares	Issuer	Yes	For	With
Stone Harbor High Yield Fund	EURONAV NV	EURN	BE0003816338	5/20/2021	S2 - Proxy to fulfill necessary formalities with decision taken	Issuer	Yes	For	With
Stone Harbor High Yield Fund	EURONAV NV	EURN	BE0003816338	5/20/2021	O2 - Approve remuneration policy	Issuer	Yes	For	With
Stone Harbor High Yield Fund	EURONAV NV	EURN	BE0003816338	5/20/2021	O3 - Approve remuneration report	Issuer	Yes	For	With
Stone Harbor High Yield Fund	EURONAV NV	EURN	BE0003816338	5/20/2021	O4 - Approve annual report FYC December 31, 2020	Issuer	Yes	For	With
Stone Harbor High Yield Fund	EURONAV NV	EURN	BE0003816338	5/20/2021	O5 - Allocation of the results for YE December 31, 2020	Issuer	Yes	For	With
Stone Harbor High Yield Fund	EURONAV NV	EURN	BE0003816338	5/20/2021	O6 - Discharge liability Supervisory Board and Auditor	Issuer	Yes	For	With
Stone Harbor High Yield Fund	EURONAV NV	EURN	BE0003816338	5/20/2021	O7 - Reappointment of 2 Directors - Carl Trowell and Anita Odedra	Issuer	Yes	For	With
Stone Harbor High Yield Fund	EURONAV NV	EURN	BE0003816338	5/20/2021	O8 - Approve remuneration of board members	Issuer	Yes	For	With
Stone Harbor High Yield Fund	EURONAV NV	EURN	BE0003816338	5/20/2021	O9 - Approve remuneration of statutory auditor	Issuer	Yes	For	With
Stone Harbor High Yield Fund	EURONAV NV	EURN	BE0003816338	5/20/2021	O10 - Approve charter amendment	Issuer	Yes	For	With
Stone Harbor High Yield Fund	EURONAV NV	EURN	BE0003816338	5/20/2021	O11 - Proxy to fulfill necessary formalities with decision taken	Issuer	Yes	For	With

STONE HARBOR EMERGING MARKETS DEBT FUND

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report on Form N-PX with respect to which the Fund was entitled to vote.

STONE HARBOR LOCAL MARKETS FUND

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report on Form N-PX with respect to which the Fund was entitled to vote.

STONE HARBOR EMERGING MARKETS CORPORATE DEBT FUND

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report on Form N-PX with respect to which the Fund was entitled to vote.

STONE HARBOR INVESTMENT GRADE FUND

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report on Form N-PX with respect to which the Fund was entitled to vote.

STONE HARBOR STRATEGIC INCOME FUND

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report on Form N-PX with respect to which the Fund was entitled to vote.

STONE HARBOR EMERGING MARKETS DEBT ALLOCATION FUND

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report on Form N-PX with respect to which the Fund was entitled to vote.

STONE HARBOR EMERGING MARKETS DEBT BLEND FUND

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report on Form N-PX with respect to which the Fund was entitled to vote.

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stone Harbor Investment Funds

By:	/s/ Peter J. Wilby
Peter J. Wilby
President/Principal Executive Officer

Date:	August 12, 2021